Changes in equity and earnings per share	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Changes in equity and earnings per share
23.	Changes in equity and earnings per share
STATEMENT OF CAPITAL
The tables below summarize the changes in issued capital and treasury shares during 2020:

Issued capital	Issued capital
	Million shares	Million US dollar
At the end of the previous year	2 019	1 736
Changes during the period	—	—

	2 019	1 736
Of which:
Ordinary shares	1 693
Restricted shares	326

1
The 2019 cash flow from investing activities has been restated to reflect reclassification of the cash flow hedges in relation to the Australia divestiture reported in the financing activities in 2019 and recycled to profit or loss upon the completion of the transaction.

Treasury shares	Treasury shares		Result on the use of treasury shares
	Million shares	Million US dollar	Million US dollar
At the end of the previous year	59.9	(6 270)	(2 556)
Changes during the period	(12.9)	1 359	(974)

	47.0	(4 911)	(3 530)
As at 31 December 2020, the share capital of AB InBev amounts to 1 238 608 344.12 euro (1 736 million US dollar). It is represented by 2 019 241 973 shares without nominal value, of which 46 992 567 are held in treasury by AB InBev and its subsidiaries. All shares are ordinary shares, except for 325 999 817 restricted shares. As at 31 December 2020, the total of authorized, unissued capital amounts to 37m euro.
The treasury shares held by the company are reported in equity in Treasury shares.
The holders of ordinary and restricted shares are entitled to receive dividends as declared from time to time and are entitled to one vote per share at meetings of the company. In respect of the company’s shares that are held by AB InBev and its subsidiaries, the economic and voting rights are suspended.
The restricted shares are unlisted, not admitted to trading on any stock exchange, and are subject to, among other things, restrictions on transfer until converted into new ordinary shares. The restricted shares will be convertible at the election of the holder into new ordinary shares on a one-for-one
basis with effect from the fifth anniversary of completion of the SAB combination (i.e. as from 11 October 2021). From completion of the SAB combination, such restricted shares will rank equally with the ordinary shares with respect to dividends and voting rights.
The shareholders’ structure is based on the notifications made to the company pursuant to the Belgian Law of 2 May 2007, which governs the disclosure of significant shareholdings in listed companies. It is included in the
Corporate Governance
section of AB InBev’s annual report.
CHANGES IN OWNERSHIP INTERESTS
In compliance with IFRS 10, the acquisition or disposal of additional shares in a subsidiary is accounted for as an equity transaction with owners.
On 31 December 2020, AB InBev completed the issuance of a 49.9% minority stake in its
US-based
metal container operations to Apollo Global Management, Inc. for the net proceeds of 3.0 billion USD. This transaction allowed the company to create additional shareholder value by optimizing its business at an attractive price and generate proceeds to repay debt, in line with its deleveraging commitments. AB InBev retained operational control of its
US-based
metal container operations.
As required by IFRS 10
Consolidated Financial Statements
, the transaction was reported in the equity statement resulting in recognition of 1.9 billion US dollar in
Non-controlling
interest and 1.1 billion US dollar in Reserves.
On 30 September 2019, the initial public offering (the “IPO”) of a minority stake in Budweiser Brewing Company APAC Limited, AB InBev´s Asia Pacific subsidiary, was completed and Budweiser APAC commenced the listing of its shares on the Hong Kong Stock Exchange. In addition, on 3 October 2019, the over-allotment option in connection with the IPO of Budweiser APAC was fully exercised by the international underwriters.
The final number of shares issued in the IPO was 1 669 459 000 shares comprising of 72 586 000 shares issued under the Hong Kong public offering, 1 379 118 000 shares placed under the international offering, and 217 755 000 shares issued under the over-allotment option fully exercised by the international underwriters.
Following the completion of the IPO and after the exercise of the over-allotment option, AB InBev retained an 87.22% controlling interest of the issued share capital of Budweiser APAC. As presented in the consolidated statement of changes in equity, the transaction resulted in a 4.4 billion US dollar increase in equity and a 1.2 billion US dollar increase in non-controlling
interest representing 12.78% of the net assets of Budweiser APAC.
The net proceeds of the offering (after deducting the underwriting commissions and other expenses in connection with the IPO and the issuance of the new shares) amount to 5.6 billion US dollar and were used to repay debt of AB InBev.
During 2020, there were no significant purchases of
non-controlling
interests in subsidiaries.
ACQUISITIONS AND DISPOSALS OF OWN SHARES (REPORT ACCORDING TO ARTICLE 7:220 OF THE BELGIAN COMPANIES CODE OF COMPANIES AND ASSOCIATIONS) AND BORROWINGS OF OWN SHARES– PURCHASE OF OWN SHARES
During 2020, the company has not acquired any treasury shares in accordance with article 7:215 of the Belgian Code of Companies and Associations (former article 620 of the Belgian Companies Code) and has proceeded with the following disposals of its own shares.
Treasury shares
The company has used 9 520 966 treasury shares to settle the participants’ obligations related to the Zenzele Scheme (refer to Note 31
Collateral and contractual commitments for the acquisition of property, plant and equipment, loans to customers and other for more details). As a result, as at 31 December 2020, the group owned 46 992 567 own shares of which 38 779 160 were held directly by AB InBev. The par value of the share is 0.61 euro. As a consequence, the treasury shares used to settle the obligations during 2020 represented 7 126 734 US dollar (5 807 966 euro) of the subscribed capital and the shares that the company still owned at the end of 2020 represented 35 175 372 US dollar (28 665 466 euro) of the subscribed capital.

Borrowed shares
In order to fulfill AB InBev’s commitments under various outstanding stock option plans, during the course of 2020, the company had stock lending arrangements in place for up to 30 million shares, which were fully used to fulfill stock option plan commitments. The company shall pay any dividend equivalent after tax in respect of such borrowed shares. This payment will be reported through equity as dividend.
DIVIDENDS
On 24 February 2021, a dividend of 0.50 euro per share or 1 003m euro was proposed by the Board of Directors, and will be subject to approval at the shareholder’ meeting on 28 April 2021.
On 24 October 2019, an interim dividend of 0.80 euro per share or approximately 1 588m euro was approved by the Board of Directors. This interim dividend was paid out on 21 November 2019. On 3 June 2020, in addition to the interim dividend paid on 21 November 2019, a dividend of 0.50 euro per share or 1 002m euro was approved at the shareholder’ meeting, reflecting a total dividend payment for the 2019 fiscal year of 1.30 euro per share or 2 590m euro. The dividend was paid out as of 11 June 2020.
On 24 October 2018, an interim dividend of 0.80 euro per share or approximately 1 565m euro was approved by the Board of Directors. This interim dividend was paid out on 29 November 2018. On 24 April 2019, in addition to the interim dividend paid on 29 November 2018, a dividend of 1.00 euro per share (or 1 978m euro) was approved at the shareholder’ meeting, reflecting a total dividend payment for the 2018 fiscal year of 1.80 euro per share (or 3 557m euro). The dividend was paid out on 9 May 2019.
TRANSLATION RESERVES
The translation reserves comprise all foreign currency exchange differences arising from the translation of the financial statements of foreign operations. The translation reserves also comprise the portion of the gain or loss on the foreign currency liabilities and on the derivative financial instruments determined to be effective net investment.
HEDGING RESERVES
The hedging reserves comprise the effective portion of the cumulative net change in the fair value of cash flow hedges to the extent that the hedged risk has not yet impacted profit or loss. On 1 June 2020, upon the Australia divestiture, the company recycled 370m US dollar of cash flow hedges in relation to its former Australia operations from equity to profit or loss.
TRANSFERS FROM SUBSIDIARIES
The amount of dividends payable to AB InBev by its operating subsidiaries is subject to, among other restrictions, general limitations imposed by the corporate laws, capital transfer restrictions and exchange control restrictions of the respective jurisdictions where those subsidiaries are organized and operate. Capital transfer restrictions are also common in certain emerging market countries and may affect AB InBev’s flexibility in implementing a capital structure it believes to be efficient. As at 31 December 2020, the restrictions above mentioned were not deemed significant on the company’s ability to access or use the assets or settle the liabilities of its operating subsidiaries.
Dividends paid to AB InBev by certain of its subsidiaries are also subject to withholding taxes. Withholding taxes, if applicable, generally do not exceed 15%.
DEFERRED SHARE INSTRUMENT
In a transaction related to the combination with Grupo Modelo, selected Grupo Modelo shareholders committed, upon tender of their Grupo Modelo shares, to acquire 23 076 922 AB InBev shares to be delivered within 5 years for a consideration of approximately 1.5 billion US dollar. The consideration was paid on 5 June 2013.
On 21 May 2018, AB InBev delivered the shares that were due under the deferred share instruments through the use of AB InBev treasury shares.
Until the delivery of the AB InBev shares, AB InBev paid a coupon on each undelivered AB InBev share, so that the Deferred Share Instrument holders were compensated on an after-tax
basis, for dividends they would have received had the AB InBev shares been delivered to them prior to the record date for such dividend.
The deferred share instrument was classified as an equity instrument, in line with IAS 32, because the number of shares and consideration received are fixed. The coupon to compensate for the dividend equivalent is reported through equity. On 3 May 2018, the company paid a coupon of 2.00 euro per share (approximately 56m US dollar).
OTHER COMPREHENSIVE INCOME RESERVES
The changes in the other comprehensive income reserves are as follows:

Million US dollar	Translation Reserves	Hedging reserves	Post-employment benefits	Total OCI Reserves
As per 1 January 2020	(19 936)	397	(1 740)	(21 279)
Other comprehensive income/(loss)
Exchange differences on translation of foreign operations (gains/(losses))	(9 943)	—	—	(9 943)
Cash flow hedges	—	198	—	198
Cash flow hedges and cumulative translation adjustments reclassified from equity to profit or loss in relation to Australia divestiture	645	(219)	—	426
Re-measurements of post-employment benefits	—	—	(243)	(243)
Total comprehensive income/(loss)	(9 298)	(21)	(243)	(9 562)

As per 31 December 2020	(29 234)	376	(1 983)	(30 841)

The increase in translation reserves is primarily related to the combined effect of the weakening of the closing rates of the Mexican pesos, the South African rand, the Colombian pesos, the Brazilian real and the Peruvian sol, and the strengthening of the Euro which resulted in a foreign exchange translation adjustment of 9 943m US dollar as of 31 December 2020 (decrease of equity).

Million US dollar	Translation Reserves	Hedging reserves	Post-employment benefits	Total OCI Reserves
As per 1 January 2019	(21 079)	494	(1 567)	(22 152)
Other comprehensive income/(loss)
Exchange differences on translation of foreign operations (gains/(losses))	1 143	—	—	1 143
Cash flow hedges	—	(97)	—	(97)
Re-measurements of post-employment benefits	—	—	(173)	(173)
Total comprehensive income/(loss)	1 143	(97)	(173)	873

As per 31 December 2019	(19 936)	397	(1 740)	(21 279)

Million US dollar	Translation Reserves	Hedging reserves	Post-employment benefits	Total OCI Reserves
As per 1 January 2018	(13 705)	586	(1 665)	(14 784)
Other comprehensive income/(loss)
Exchange differences on translation of foreign operations (gains/(losses))	(7 374)	—	—	(7 374)
Cash flow hedges	—	(92)	—	(92)
Re-measurements of post-employment benefits	—	—	98	98
Total comprehensive income/(loss)	(7 374)	(92)	98	(7 368)

As per 31 December 2018	(21 079)	494	(1 567)	(22 152)
EARNINGS PER SHARE
The calculation of basic earnings per share for 2020 is based on the profit attributable to equity holders of AB InBev of 1 405m US dollar (2019: 9 171m US dollar; 2018: 4 370m US dollar) and a weighted average number of ordinary and restricted shares outstanding (including deferred share instruments and stock lending) per end of the period, calculated as follows:

Million shares	2020	2019	2018
Issued ordinary and restricted shares at 1 January, net of treasury shares	1 959	1 957	1 934
Effect of stock lending	30	25	18
Effect of undelivered shares under the deferred share instrument		—	9
Effect of delivery of treasury shares	9	2	14

Weighted average number of ordinary and restricted shares at 31 December	1 998	1 984	1 975
The calculation of diluted earnings per share for 2020 is based on the profit attributable to equity holders of AB InBev of 1 405m US dollar (2019: 9 171m US dollar; ; 2018: 4 370m US dollar) and a weighted average number of ordinary and restricted shares (diluted) outstanding (including deferred share instruments and stock lending) at the end of the period, calculated as follows:

Million shares	2020	2019	2018
Weighted average number of ordinary and restricted shares at 31 December	1 998	1 984	1 975
Effect of share options, warrants and restricted stock units	39	42	36
Weighted average number of ordinary and restricted shares (diluted) at 31 December	2 037	2 026	2 011
The calculation of earnings per share before exceptional items and discontinued operations is based on the profit from continuing operations attributable to equity holders of AB InBev. A reconciliation of the profit before exceptional items and discontinued operations, attributable to equity holders of AB InBev to the profit attributable to equity holders of AB InBev is calculated as follows:

Million US dollar	2020	2019	2018
Profit before exceptional items and discontinued operations, attributable to equity holders of AB InBev	3 807	8 086	6 248
Exceptional items, before taxes (refer to Note 8)	(3 103)	(323)	(692)
Exceptional finance income/(cost), before taxes (refer to Note 11)	(1 738)	882	(1 982)
Exceptional taxes (refer to Note 8)	155	(6)	233
Exceptional non-controlling interest (refer to Note 8)	228	108	32
Profit from discontinued operations (refer to Note 22)	2 055	424	531

Profit attributable to equity holders of AB InBev	1 405	9 171	4 370

The calculation of the Underlying EPS is based on the profit before exceptional items, discontinued operations, mark-to-market
gains/losses and hyperinflation impacts attributable to equity holders of AB InBev. A reconciliation of the profit before exceptional items, discontinued operations, mark-to-market
gains/losses and hyperinflation impacts, attributable to equity holders of AB InBev to the profit before exceptional items and discontinued operations, attributable to equity holders of AB InBev, is calculated as follows:

Million US dollar	2020	2019	2018
Profit before exceptional items, discontinued operations, mark-to-market gains/losses and hyperinflation impacts, attributable to equity holders of AB InBev	5 022	7 196	8 099
Mark-to-market (losses)/gains on certain derivatives related to the hedging of share-based payment programs (refer to Note 11)	(1 211)	898	(1 774)
Hyperinflation impacts	(4)	(7)	(77)

Profit before exceptional items and discontinued operations, attributable to equity holders of AB InBev	3 807	8 086	6 248
The table below sets out the EPS calculation:

Million US dollar	2020	2019	2018
Profit attributable to equity holders of AB InBev	1 405	9 171	4 370
Weighted average number of ordinary and restricted shares	1 998	1 984	1 975

Basic EPS from continuing and discontinued operations	0.70	4.62	2.21
Profit from continuing operations attributable to equity holders of AB InBev	(650)	8 748	3 839
Weighted average number of ordinary and restricted shares	1 998	1 984	1 975

Basic EPS from continuing operations	(0.33)	4.41	1.94
Profit from continuing operations before exceptional items and discontinued operations, attributable to equity holders of AB InBev	3 807	8 086	6 248
Weighted average number of ordinary and restricted shares	1 998	1 984	1 975

Basic EPS from continuing operations before exceptional items	1.91	4.08	3.16
Profit before exceptional items, discontinued operations, mark-to-market gains/losses and hyperinflation impacts, attributable to equity holders of AB InBev	5 022	7 196	8 099
Weighted average number of ordinary and restricted shares	1 998	1 984	1 975

Underlying EPS	2.51	3.63	4.10
Profit attributable to equity holders of AB InBev	1 405	9 171	4 370
Weighted average number of ordinary and restricted shares (diluted)	2 037	2 026	2 011

Diluted EPS from continuing and discontinued operations	0.69	4.53	2.17
Profit from continuing operations attributable to equity holders of AB InBev	(650)	8 748	3 839
Weighted average number of ordinary and restricted shares (diluted)¹	1 998	2 026	2 011

Diluted EPS from continuing operations	(0.33)	4.32	1.91
Profit from continuing operations before exceptional items and discontinued operations, attributable to equity holders of AB InBev	3 807	8 086	6 248
Weighted average number of ordinary and restricted shares (diluted)	2 037	2 026	2 011

Diluted EPS from continuing operations before exceptional items	1.87	3.99	3.11
The average market value of the company’s shares for purposes of calculating the dilutive effect of share options and restricted stock units was based on quoted market prices for the period that the options and restricted stock units were outstanding. For the calculation of Diluted EPS from continuing operations before exceptional items, 76m share options were anti-dilutive and not included in the calculation of the dilutive effect as at 31 December 2020 (31 December 2019: 59m share options, 31 December 2018: 63m share options)

1
In accordance with the guidance provided by IAS 33
Earnings per Share
, for the 2020 calculation of Diluted EPS from continuing operations, the potential dilutive effect of share options, warrants and restricted stock units was disregarded considering the negative results in the period.